Loans and Related Allowance for Loan Losses (Allowance for Loan Losses and Recorded Investments in Loans Receivable) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				$ 3,281				$ 2,931	$ 3,281	$ 2,931	$ 2,824
Charge-offs									(1,431)	(1,071)	(282)
Recoveries									22	10	25
Provisions	149	100	86	80	174	60	69	1,108	415	1,411	364
Allowance for credit losses: Ending balance	2,287				3,281				2,287	3,281	2,931
Ending balance: individually evaluated for impairment	164				1,127				164	1,127	775
Ending balance: collectively evaluated for impairment	2,123				2,154				2,123	2,154	2,156
Loans: Ending Balance	277,798				277,500				277,798	277,500	289,681
Ending balance: individually evaluated for impairment	8,049				7,662				8,049	7,662	9,539
Ending balance: collectively evaluated for impairment	269,749				269,838				269,749	269,838	280,142
Commercial, Financial and Agricultural [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				179				195	179	195	163
Charge-offs									(4)	(25)	(18)
Recoveries									13	8	2
Provisions									65	1	48
Allowance for credit losses: Ending balance	253				179				253	179	195
Ending balance: collectively evaluated for impairment	253				179				253	179	195
Loans: Ending Balance	26,281				19,296				26,281	19,296	19,417
Ending balance: individually evaluated for impairment	94				160				94	160	238
Ending balance: collectively evaluated for impairment	26,187				19,136				26,187	19,136	19,179
Real Estate - Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				463				455	463	455	442
Charge-offs											(37)
Provisions									71	8	50
Allowance for credit losses: Ending balance	534				463				534	463	455
Ending balance: individually evaluated for impairment	26								26
Ending balance: collectively evaluated for impairment	508				463				508	463	455
Loans: Ending Balance	74,471				69,187				74,471	69,187	60,774
Ending balance: individually evaluated for impairment	2,255				2,672				2,255	2,672	2,312
Ending balance: collectively evaluated for impairment	72,216				66,515				72,216	66,515	58,462
Real Estate - Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				202				442	202	442	336
Charge-offs									(117)	(193)
Provisions									127	(47)	106
Allowance for credit losses: Ending balance	212				202				212	202	442
Ending balance: individually evaluated for impairment	93				91				93	91	343
Ending balance: collectively evaluated for impairment	119				111				119	111	99
Loans: Ending Balance	19,681				18,092				19,681	18,092	17,508
Ending balance: individually evaluated for impairment	1,982				2,202				1,982	2,202	1,870
Ending balance: collectively evaluated for impairment	17,699				15,890				17,699	15,890	15,638
Real Estate - Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				2,387				1,771	2,387	1,771	1,810
Charge-offs									(1,281)	(852)	(205)
Recoveries											10
Provisions									140	1,468	156
Allowance for credit losses: Ending balance	1,246				2,387				1,246	2,387	1,771
Ending balance: individually evaluated for impairment	45				1,036				45	1,036	432
Ending balance: collectively evaluated for impairment	1,201				1,351				1,201	1,351	1,339
Loans: Ending Balance	140,459				153,122				140,459	153,122	176,544
Ending balance: individually evaluated for impairment	3,718				2,628				3,718	2,628	5,119
Ending balance: collectively evaluated for impairment	136,741				150,494				136,741	150,494	171,425
Obligations of State and Political Subdivisions [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans: Ending Balance	12,702				12,769				12,702	12,769	8,780
Ending balance: collectively evaluated for impairment	12,702				12,769				12,702	12,769	8,780
Personal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				50				68	50	68	73
Charge-offs									(29)	(1)	(22)
Recoveries									9	2	13
Provisions									12	(19)	4
Allowance for credit losses: Ending balance	42				50				42	50	68
Ending balance: collectively evaluated for impairment	42				50				42	50	68
Loans: Ending Balance	4,204				5,034				4,204	5,034	6,658
Ending balance: collectively evaluated for impairment	$ 4,204				$ 5,034				$ 4,204	$ 5,034	$ 6,658